Securities and Exchange Commission
Washington, DC 20549
Rule 23c-2 Notice of Intention to
Redeem Securities

of

Tortoise Energy Capital Corporation
11550 Ash Street
Leawood, KS  66211

under the

Investment Company Act of 1940

Securities Act File No. 333-149315
Investment Company Act File No. 811-21725

(1)	Title of the class of securities of Tortoise Energy Capital Corporation (the “Company”) to be redeemed:

Mandatory Redeemable Preferred Shares (CUSIP: 89147U 407) (the “MRP Shares”).

(2)	Date on which the securities are to be called or redeemed:

The MRP Shares will be redeemed on December 13, 2010 (the “Redemption Date”)

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The MRP Shares are to be redeemed pursuant to Section (3)(a)(i) of the Company’s Articles Supplementary dated as of November 24, 2009.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem, by lot in base denomination of $10.00, a portion of the MRP Shares representing an aggregate liquidation preference amount of $20,000,000 at a total redemption price of  $20,237,334.00 and a redemption price per share of $10.118667.  The redemption price per share is equal to $10.00, plus (i) accrued dividends of $0.018667, calculated using the current dividend rate of 5.60% accrued to the Redemption Date and (ii) a redemption premium of $0.10 (1.0% of the liquidation preference per share).

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 12th day of November 2010.

TORTOISE ENERGY CAPITAL CORPORATION

By:	/s/ P. Bradley Adams
Name: P. Bradley Adams Title: Assistant Treasurer